Commitments And Contingencies - Disclosure of Contractual Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals	$ 2,755	$ 4,533
Lease liability	557	616
Promissory note	16,629
Convertible debt	18,747	0
Total	39,325	$ 20,650
Carrying Value [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals	3,392
Lease liability	557
Promissory note	16,629
Convertible debt	18,747
Firm commitments	0
Total	39,325
Contractual Cash Flow [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals	3,392
Lease liability	659
Promissory note	16,919
Convertible debt	24,056
Firm commitments	436
Total	45,462
Less than 1 year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals	2,755
Lease liability	145
Promissory note	16,919
Convertible debt	0
Firm commitments	64
Total	19,883
1 - 3 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals	637
Lease liability	297
Promissory note	0
Convertible debt	24,056
Firm commitments	284
Total	25,274
3 - 5 year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals	0
Lease liability	217
Promissory note	0
Convertible debt	0
Firm commitments	88
Total	305
More than 5 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals	0
Lease liability	0
Promissory note	0
Convertible debt	0
Firm commitments	0
Total	$ 0